Cybersecurity Risk Management, Strategy and Governance	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

ITEM 16.K. CYBERSECURITY

Cybersecurity Risk Management

Cybersecurity risk management is an integral part of our overall security management practices. Over the years, we have developed a set of internal rules and processes for handling cybersecurity threats and incidents and facilitate coordination across different functions and business units within our company. These rules and processes cover, among other things, steps for assessing the severity of a cybersecurity threat, identifying its source, implementing protective measures, and keeping the management and our board of directors informed of material cybersecurity threats and incidents. Depending on our needs, we either collaborate with third-party security experts for risk assessment and system enhancements or rely on our in-house teams for these critical assessments.

In 2024, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, please see “Item Key Information-3. D. Risk Factors-Risks Related to Our Business and Industry-Privacy concerns or security breaches relating to our platform could result in economic loss, damage our reputation, deter users from using our products, and expose us to legal penalties and liability” on page 28 of this annual report.

Governance

Our senior executive officers oversee a specialized internal cybersecurity team responsible for the oversight of risks from cybersecurity threats. This team plays a crucial role in managing our cybersecurity efforts, including identifying and assessing risks, and developing strategies to address and lessen these risks. Members of this team regularly receive detailed reports from the personnel focused on cybersecurity to guide their decisions in preventing, detecting, and managing security incidents. Our cybersecurity team and personnel are highly skilled in information systems security and management, and many of them are experienced information systems security professionals and information security managers with years of experience. Our dedicated cybersecurity personnel regularly update our cybersecurity team, management and the board of directors on our overall cybersecurity practices, material cybersecurity risks and mitigation strategies, and provide cybersecurity reports periodically that cover, among other topics, external evaluations of our cybersecurity strategies, developments in cybersecurity and updates to our cybersecurity practices and mitigation strategies.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity risk management is an integral part of our overall security management practices. Over the years, we have developed a set of internal rules and processes for handling cybersecurity threats and incidents and facilitate coordination across different functions and business units within our company.
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our senior executive officers oversee a specialized internal cybersecurity team responsible for the oversight of risks from cybersecurity threats. This team plays a crucial role in managing our cybersecurity efforts, including identifying and assessing risks, and developing strategies to address and lessen these risks. Members of this team regularly receive detailed reports from the personnel focused on cybersecurity to guide their decisions in preventing, detecting, and managing security incidents. Our cybersecurity team and personnel are highly skilled in information systems security and management, and many of them are experienced information systems security professionals and information security managers with years of experience. Our dedicated cybersecurity personnel regularly update our cybersecurity team, management and the board of directors on our overall cybersecurity practices, material cybersecurity risks and mitigation strategies, and provide cybersecurity reports periodically that cover, among other topics, external evaluations of our cybersecurity strategies, developments in cybersecurity and updates to our cybersecurity practices and mitigation strategies.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our senior executive officers oversee a specialized internal cybersecurity team responsible for the oversight of risks from cybersecurity threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our dedicated cybersecurity personnel regularly update our cybersecurity team, management and the board of directors on our overall cybersecurity practices, material cybersecurity risks and mitigation strategies, and provide cybersecurity reports periodically that cover, among other topics, external evaluations of our cybersecurity strategies, developments in cybersecurity and updates to our cybersecurity practices and mitigation strategies.
Cybersecurity Risk Role of Management [Text Block]	Our senior executive officers oversee a specialized internal cybersecurity team responsible for the oversight of risks from cybersecurity threats. This team plays a crucial role in managing our cybersecurity efforts, including identifying and assessing risks, and developing strategies to address and lessen these risks. Members of this team regularly receive detailed reports from the personnel focused on cybersecurity to guide their decisions in preventing, detecting, and managing security incidents. Our cybersecurity team and personnel are highly skilled in information systems security and management, and many of them are experienced information systems security professionals and information security managers with years of experience. Our dedicated cybersecurity personnel regularly update our cybersecurity team, management and the board of directors on our overall cybersecurity practices, material cybersecurity risks and mitigation strategies, and provide cybersecurity reports periodically that cover, among other topics, external evaluations of our cybersecurity strategies, developments in cybersecurity and updates to our cybersecurity practices and mitigation strategies.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our senior executive officers oversee a specialized internal cybersecurity team responsible for the oversight of risks from cybersecurity threats.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity team and personnel are highly skilled in information systems security and management, and many of them are experienced information systems security professionals and information security managers with years of experience.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Members of this team regularly receive detailed reports from the personnel focused on cybersecurity to guide their decisions in preventing, detecting, and managing security incidents.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true